IMPAIRMENT	12 Months Ended
Dec. 31, 2016
Oil and natural gas properties
IMPAIRMENT

5) IMPAIRMENT

a) Impairment of PP&E

($ thousands)	2016	2015	2014
Oil and natural gas properties:
Canada cost centre	$89,359	$286,700	$—
U.S. cost centre	211,812	1,065,728	—
Total impairment expense	$301,171	$1,352,428	$—

The impairments for the period ended December 31, 2016 were due to lower 12-month average trailing crude oil and natural gas prices.

The following table outlines the 12-month average trailing benchmark prices and exchange rates used in Enerplus’ ceiling test as at December 31, 2016, 2015 and 2014:

					AECO Natural
	WTI Crude Oil	Exchange Rate	Edm Light Crude	U.S. Henry Hub Gas	Gas Spot
Period	US$/bbl	US$/CDN	CDN$/bbl	US$/Mcf	CDN$/Mcf
2016	$42.75	1.32	$52.26	$2.49	$2.17
2015	50.28	1.27	59.38	2.58	2.69
2014	94.99	1.09	94.84	4.30	4.60

b) Goodwill Impairment

Goodwill impairment testing is performed annually or more frequently if events or changes in circumstances indicate that goodwill may be impaired.  Enerplus’ annual goodwill impairment assessment as at December 31, 2016 and December 31, 2015 indicated no impairment.